Business Combinations	12 Months Ended
Dec. 31, 2024
Business Combinations
Business Combinations

2.  Business Combinations

Acquisition of rehabilitation business

On June 10, 2024, the Company established MEDIROM Rehab Solutions Inc. (“MRS”) as a subsidiary to serve as the recipient of a business transfer. On July 10, 2024, MRS entered into an agreement to purchase a rehabilitation business from Y’s, Inc., a Japanese corporation. Pursuant to the agreement, MRS completed the acquisition of the rehabilitation business from Y’s, Inc., on October 1, 2024 for a total cash consideration of ¥21,348 thousand. The scope of the transfer includes assets and liabilities related to the business, as well as certain contracts previously entered by Y’s, Inc., which are now assumed by the Company. The acquisition was accounted for by the acquisition method.

The results of operations, and assets and liabilities, of the rehabilitation business were included in the consolidated financial statements from the date of acquisition. At the date of preparation of these consolidated financial statements. The purchase price allocation was based on the estimated fair values of the assets acquired and liabilities assumed, as of the acquisition date.

The estimated fair values of the assets acquired and liabilities assumed at the acquisition date were as follows:

Thousands of Yen
Fair value of assets/liabilities
Accounts Receivable	¥10,921
Other Current Assets	1,780
Property and Equipment	28,089
Intangible Assets	14,064
Right-of-use Assets	34,453
Lease and Guarantee Deposits	7,626
Total assets acquired	96,933
Accrued expenses and other current liabilities	55,005
Asset Retirement Obligations	3,991
Lease liability	34,453
Deferred tax liability	4,460
Total liabilities assumed	97,909
Net liabilities assumed	976
Fair value of the consideration transferred	21,348
Goodwill	¥22,324

The goodwill is primarily attributable to the expected future profitability of the acquired business due to synergies with the Company’s healthcare business. Almost all of the goodwill is expected to be deductible for income tax purposes.

Acquisition related costs are immaterial and included in administrative expenses in profit or loss. The amount of revenue and earnings from the acquisition included in the Company’s results of operations for the year ended December 31, 2024 was ¥156,006 thousand and ¥30,675 thousand, respectively. Disclosure of pro forma information is omitted as the information is not easily available.

Acquisition of ZACC

On August 31, 2021, the Company entered into a share transfer agreement with all the existing shareholders of ZACC, a Japanese hair salon operator of “ZACC” brand, pursuant to which it will acquire 100% of the outstanding shares of ZACC for cash consideration of ¥370,000 thousand. The total consideration net of the settlement of a pre-existing borrowing was ¥270,000 thousand. ZACC owns and operates 3 luxury hair salon brands (ZACC vie, ZACC raffine, and ZACC ginza), all of which have been recognized by customers for over 30 years for their high level of techniques and hospitality. The purchase price was paid by cash on hand, and an initial payment of ¥69,014 thousand was made on August 31, 2021. The acquisition date was October 1, 2021, when the Company acquired a controlling interest (60% of the common shares) for ¥152,986 thousand and was required to consolidate ZACC. The remaining shares of ZACC were transferred to the Company on January 1, 2022 for ¥148,000 thousand. The acquisition was accounted for by the acquisition method. The consideration paid by the Company approximated the Company’s total fair value. Therefore, the price per share paid by the Company equals the mandatorily redeemable noncontrolling interest per share fair value.

The allocation of the purchase price was based on the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date.

The estimated fair values of the assets acquired and liabilities assumed at the acquisition date were as follows:

Thousands of Yen
Fair value of assets/liabilities
Cash	¥81,802
Accounts receivable-other	49,573
Inventories	5,408
Prepaid expenses and other current assets	2,234
Property and equipment	39,232
Other intangible assets	240,000
Right-of-use asset-operating lease	202,196
Other assets	68,497
Total assets acquired	688,942
Accounts payable	(6,041)
Accrued expenses and other current liabilities	(42,168)
Mandatorily redeemable noncontrolling interests in ZACC	(148,000)
Lease liability	(201,076)
Borrowings	(249,263)
Asset retirement obligation	(14,147)
Deferred tax liability	(73,488)
Total liabilities assumed	(734,183)
Net liabilities assumed	(45,241)
Fair value of the consideration transferred	122,000
Goodwill	¥167,241

The intangibles of ¥240,000 thousand is comprised of customer relationships of ¥150,000 thousand and ¥90,000 thousand of tradename. The goodwill recorded primarily relates to the growth potential from expanding ZACC’s presence in Japan by implementing a franchising model with the help of the Company’s expertise in this area and the acquired assembled workforce. Almost all of the goodwill is expected to be nondeductible for income tax purposes.

There were no acquisition-related costs incurred.